Intangible assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2022
Prosynergia
Disclosure of detailed information about intangible assets [line items]
Patents						€ 6,529
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure of detailed information about intangible assets [line items]
Collaboration agreements, development milestone payment, IND approval	€ 45
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure of detailed information about intangible assets [line items]
Collaboration agreements, development milestone payment, Phase 2	€ 40
Wittycel SAS
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life					€ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		€ 0	€ 0	€ 0	€ 45